Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	15
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,999,478,618.95	53,438		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.507%		July 15, 2025
Class A-2a Notes	$323,350,000.00	5.40%		April 15, 2027
Class A-2b Notes	$330,000,000.00	4.74270%	*	April 15, 2027
Class A-3 Notes	$653,300,000.00	5.10%		April 15, 2029
Class A-4 Notes	$93,350,000.00	4.96%		May 15, 2030
Class B Notes	$55,260,000.00	5.23%		May 15, 2030
Class C Notes	$36,830,000.00	0.00%		December 15, 2031
Total	$1,842,090,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,748,783.01

Principal:
Principal Collections	$29,966,305.66
Prepayments in Full	$15,486,660.59
Liquidation Proceeds	$497,368.89
Recoveries	$85,450.76
Sub Total	$46,035,785.90
Collections	$50,784,568.91

Purchase Amounts:
Purchase Amounts Related to Principal	$140,255.92
Purchase Amounts Related to Interest	$820.91
Sub Total	$141,076.83

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$50,925,645.74

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	15
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$50,925,645.74
Servicing Fee	$1,030,983.96	$1,030,983.96	$0.00	$0.00	$49,894,661.78
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$49,894,661.78
Interest - Class A-2a Notes	$601,161.69	$601,161.69	$0.00	$0.00	$49,293,500.09
Interest - Class A-2b Notes	$556,807.02	$556,807.02	$0.00	$0.00	$48,736,693.07
Interest - Class A-3 Notes	$2,776,525.00	$2,776,525.00	$0.00	$0.00	$45,960,168.07
Interest - Class A-4 Notes	$385,846.67	$385,846.67	$0.00	$0.00	$45,574,321.40
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,574,321.40
Interest - Class B Notes	$240,841.50	$240,841.50	$0.00	$0.00	$45,333,479.90
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,333,479.90
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$45,333,479.90
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$45,333,479.90
Regular Principal Payment	$43,024,739.86	$43,024,739.86	$0.00	$0.00	$2,308,740.04
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,308,740.04
Residual Released to Depositor	$0.00	$2,308,740.04	$0.00	$0.00	$0.00
Total		$50,925,645.74

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$43,024,739.86
Total					$43,024,739.86

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$21,293,410.32	$65.85	$601,161.69	$1.86	$21,894,572.01	$67.71
Class A-2b Notes	$21,731,329.54	$65.85	$556,807.02	$1.69	$22,288,136.56	$67.54
Class A-3 Notes	$0.00	$0.00	$2,776,525.00	$4.25	$2,776,525.00	$4.25
Class A-4 Notes	$0.00	$0.00	$385,846.67	$4.13	$385,846.67	$4.13
Class B Notes	$0.00	$0.00	$240,841.50	$4.36	$240,841.50	$4.36
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$43,024,739.86	$23.36	$4,561,181.88	$2.48	$47,585,921.74	$25.84

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	15

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$133,591,486.30	0.4131482	$112,298,075.98	0.3472957
Class A-2b Notes	$136,338,922.16	0.4131482	$114,607,592.62	0.3472957
Class A-3 Notes	$653,300,000.00	1.0000000	$653,300,000.00	1.0000000
Class A-4 Notes	$93,350,000.00	1.0000000	$93,350,000.00	1.0000000
Class B Notes	$55,260,000.00	1.0000000	$55,260,000.00	1.0000000
Class C Notes	$36,830,000.00	1.0000000	$36,830,000.00	1.0000000
Total	$1,108,670,408.46	0.6018546	$1,065,645,668.60	0.5784982

Pool Information
Weighted Average APR	4.728%	4.739%
Weighted Average Remaining Term	46.14	45.38
Number of Receivables Outstanding	40,434	39,498
Pool Balance	$1,237,180,755.88	$1,190,246,612.99
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,145,512,384.73	$1,102,487,644.87
Pool Factor	0.6187517	0.5952785

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,605,247.03
Yield Supplement Overcollateralization Amount	$87,758,968.12
Targeted Overcollateralization Amount	$124,600,944.39
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$124,600,944.39

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,605,247.03
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,605,247.03
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,605,247.03

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	15
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		106	$843,551.83
(Recoveries)		47	$85,450.76
Net Loss for Current Collection Period			$758,101.07
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7353%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3602%
Second Prior Collection Period			0.6452%
Prior Collection Period			0.2284%
Current Collection Period			0.7495%
Four Month Average (Current and Prior Three Collection Periods)			0.4958%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,325	$7,757,947.47
(Cumulative Recoveries)			$673,699.69
Cumulative Net Loss for All Collection Periods			$7,084,247.78
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3543%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,855.05
Average Net Loss for Receivables that have experienced a Realized Loss			$5,346.60

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.79%	231	$9,352,423.20
61-90 Days Delinquent	0.12%	35	$1,387,616.42
91-120 Days Delinquent	0.03%	8	$317,765.41
Over 120 Days Delinquent	0.04%	8	$462,793.24
Total Delinquent Receivables	0.97%	282	$11,520,598.27

Repossession Inventory:
Repossessed in the Current Collection Period		27	$1,257,943.32
Total Repossessed Inventory		48	$2,351,904.61

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1788%
Prior Collection Period			0.1682%
Current Collection Period			0.1291%
Three Month Average			0.1587%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1822%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	15

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	96	$3,749,197.84
2 Months Extended	143	$6,270,944.53
3+ Months Extended	21	$789,767.79

Total Receivables Extended	260	$10,809,910.16
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer